EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2014
EARNINGS PER SHARE
Basic earnings per share and diluted earnings per share

	2012	2013	2014
	RMB	RMB	RMB
Numerator:
Net income attributable to Ctrip’s shareholders	714,405,864	998,319,684	242,739,781
Eliminate the dilutive effect of interest expense of convertible bond	4,617,398	15,496,021	—
Numerator for diluted earnings per share	719,023,262	1,013,815,705	242,739,781

Denominator:
Denominator for basic earnings per ordinary share - weighted average ordinary shares outstanding	34,236,761	32,905,601	34,289,170
Dilutive effect of share options	1,230,941	2,359,614	3,106,496
Dilutive effect of convertible bond	623,083	2,206,157	—
Dilutive effect of convertible bond sold warrants	—	598,469	812,192
Denominator for diluted earnings per ordinary share	36,090,785	38,069,841	38,207,858

Basic earnings per ordinary share	20.87	30.34	7.08
Diluted earnings per ordinary share	19.92	26.63	6.35

Basic earnings per ADS	5.22	7.58	1.77
Diluted earnings per ADS	4.98	6.66	1.59

Schedule of weighted average number of ordinary shares excluded from computation of diluted earnings per share

	2012	2013	2014
	RMB	RMB	RMB

2017 convertible senior notes	—	—	1,587,142
2018 convertible senior notes	—	524,249	2,551,346
Priceline convertible notes	—	—	614,535
Outstanding weighted average stock options	1,779,507	251,266	74,104
Sold Warrants	299,319	870,425	1,996,407
	2,078,826	1,645,940	6,823,534